Equity - Summary of Other Reserves Within Equity (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	$ (2,387,421,412)	$ (2,277,625,485)	$ (2,405,509,135)
Other reserves, Changes	128,086,020	(109,795,927)	127,883,650
Other reserves, Ending balance	(2,259,335,392)	(2,387,421,412)	(2,277,625,485)
Translation Reserve [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	279,801,463	103,650,093	166,116,569
Other reserves, Changes	16,903,046	176,151,370	(62,466,476)
Other reserves, Ending balance	296,704,509	279,801,463	103,650,093
Reserve for Cash Flow Hedges [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(391,523,134)	(102,946,095)	(291,006,520)
Other reserves, Changes	98,354,257	(288,577,039)	188,060,425
Other reserves, Ending balance	(293,168,877)	(391,523,134)	(102,946,095)
Financial assets at fair value through other comprehensive income [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	1,804	1,783	8,384
Other reserves, Changes	(2)	21	(6,601)
Other reserves, Ending balance	1,802	1,804	1,783
Other Miscellaneous Reserves [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(2,275,701,545)	(2,278,331,266)	(2,280,627,568)
Other reserves, Changes	12,828,719	2,629,721	2,296,302
Other reserves, Ending balance	$ (2,262,872,826)	$ (2,275,701,545)	$ (2,278,331,266)